Long Term Debts (Details) - Schedule of long term liabilities - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Long Term Debts (Details) - Schedule of long term liabilities [Line Items]
Total long term debt		$ 30,412	$ 20,155	$ 13,352
Loans from banks and others [Member]
Long Term Debts (Details) - Schedule of long term liabilities [Line Items]
Linkage basis	[1]	NIS
Total long term debt	[1]	$ 12,161	17,388	23,466
Bank loans [Member]
Long Term Debts (Details) - Schedule of long term liabilities [Line Items]
Linkage basis	[2]	USD
Total long term debt	[2]	$ 36,408	15,000
Other long term debts [Member]
Long Term Debts (Details) - Schedule of long term liabilities [Line Items]
Linkage basis		JPY
Interest rate		1.90%
Total long term debt		$ 61	68	88
Total Long Term Debt [Member]
Long Term Debts (Details) - Schedule of long term liabilities [Line Items]
Total long term debt		$ 48,630	32,456	23,554
Less current maturities [Member]
Long Term Debts (Details) - Schedule of long term liabilities [Line Items]
Linkage basis		NIS, USD
Total long term debt		$ (18,218)	$ (12,301)	$ (10,202)
Top of range [Member] | Loans from banks and others [Member]
Long Term Debts (Details) - Schedule of long term liabilities [Line Items]
Interest rate	[1]	2.10%
Top of range [Member] | Bank loans [Member]
Long Term Debts (Details) - Schedule of long term liabilities [Line Items]
Interest rate	[2]	2.10%
Bottom of range [Member] | Loans from banks and others [Member]
Long Term Debts (Details) - Schedule of long term liabilities [Line Items]
Interest rate	[1]	5.00%
Bottom of range [Member] | Bank loans [Member]
Long Term Debts (Details) - Schedule of long term liabilities [Line Items]
Interest rate	[2]	2.25%

[1]	This is comprised of a loan obtained by the Company on November 2016 in the amount of $ 31,356. The loan is linked to the New Israel Shekel, and was obtained from an Israeli financial institution (“the Loan”). The principal amount of the loan is payable in seven equal annual installments with the final payment due on November 2, 2023 and bears a fixed interest rate of 2.60% per annum, payable in two semi-annual payments.
[2]	On June 1, 2021, the Company obtained a loan in the amount of $ 15,000 from an Israeli bank. The principal amount of the loan is payable in eight equal semi-annual installments with the final payment due on December 1, 2025 and bears a fixed interest rate of SOFR + 2.1% per annum, payable in two semi-annual payments.